UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	$7,605	$7,947,225
Orbital ATK, Inc., 5.25%, 10/1/21	6,870	7,144,800
Orbital ATK, Inc., 5.50%, 10/1/23	1,945	2,032,525
TransDigm, Inc., 6.00%, 7/15/22	15,200	15,352,000
TransDigm, Inc., 6.375%, 6/15/26(1)	295	292,050
TransDigm, Inc., 6.50%, 7/15/24	14,665	14,756,656

		$47,525,256

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$12,880	$9,177,000

		$9,177,000

Automotive & Auto Parts — 0.8%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,235,189
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	10,810	10,593,800
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,805,351
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	1,989,115
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,049,384
Navistar International Corp., 8.25%, 11/1/21	15,215	15,443,225
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	6,150	6,431,363
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	3,680	3,790,400
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	3,245	3,311,360

		$51,649,187

Banks & Thrifts — 0.9%
Ally Financial, Inc., 3.50%, 1/27/19	$16,565	$16,772,062
Ally Financial, Inc., 6.25%, 12/1/17	5,890	6,102,335
Ally Financial, Inc., 8.00%, 12/31/18	2,500	2,737,500
CIT Group, Inc., 5.375%, 5/15/20	13,300	14,181,125
CIT Group, Inc., 5.50%, 2/15/19(1)	7,785	8,209,905
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	9,210	10,091,029

		$58,093,956

Broadcasting — 1.1%
CBS Radio, Inc., 7.25%, 11/1/24(1)	$8,105	$8,464,619
iHeartCommunications, Inc., 11.25%, 3/1/21	10,550	8,308,125
Netflix, Inc., 5.50%, 2/15/22	8,685	9,347,231
Netflix, Inc., 5.875%, 2/15/25	5,730	6,231,375
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	25,438	27,139,294
Tribune Media Co., 5.875%, 7/15/22	6,235	6,328,525
Univision Communications, Inc., 5.125%, 5/15/23(1)	6,190	6,170,625

		$71,989,794

Building Materials — 1.8%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$6,215	$6,743,275
Builders FirstSource, Inc., 5.625%, 9/1/24(1)	7,620	7,858,125
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	5,199	6,050,336
FBM Finance, Inc., 8.25%, 8/15/21(1)	10,650	11,422,125

Security	Principal Amount (000’s omitted)	Value
HD Supply, Inc., 5.25%, 12/15/21(1)	$7,870	$8,312,688
HD Supply, Inc., 5.75%, 4/15/24(1)	8,750	9,209,375
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	14,330	13,828,450
Rexel S.A., 5.25%, 6/15/20(1)	9,191	9,483,447
Standard Industries, Inc., 5.125%, 2/15/21(1)	6,015	6,315,750
Standard Industries, Inc., 5.375%, 11/15/24(1)	11,840	12,269,200
Standard Industries, Inc., 5.50%, 2/15/23(1)	12,035	12,546,487
Standard Industries, Inc., 6.00%, 10/15/25(1)	14,595	15,488,944
USG Corp., 5.50%, 3/1/25(1)	1,695	1,781,869

		$121,310,071

Cable/Satellite TV — 6.5%
Altice Financing S.A., 6.50%, 1/15/22(1)	$1,405	$1,469,981
Altice Financing S.A., 6.625%, 2/15/23(1)	13,855	14,504,453
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	6,140	6,516,014
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	27,860	29,636,075
Altice US Finance I Corp., 5.375%, 7/15/23(1)	4,030	4,211,350
Altice US Finance I Corp., 5.50%, 5/15/26(1)	14,955	15,366,262
Cablevision Systems Corp., 5.875%, 9/15/22	12,265	12,356,988
Cablevision Systems Corp., 7.75%, 4/15/18	10,805	11,399,275
Cablevision Systems Corp., 8.00%, 4/15/20	12,960	14,355,792
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,706,881
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	13,405	13,991,469
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	1,625	1,710,313
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	11,655	12,379,801
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	20,085	21,534,936
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	8,884	9,039,470
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	1,950	2,008,500
CSC Holdings, LLC, 5.25%, 6/1/24	1,900	1,904,161
CSC Holdings, LLC, 6.75%, 11/15/21	12,915	14,057,977
CSC Holdings, LLC, 8.625%, 2/15/19	4,385	4,878,313
CSC Holdings, LLC, 10.125%, 1/15/23(1)	17,855	20,745,367
CSC Holdings, LLC, 10.875%, 10/15/25(1)	20,770	24,768,225
DISH DBS Corp., 5.875%, 7/15/22	12,425	12,946,850
DISH DBS Corp., 5.875%, 11/15/24	1,805	1,832,075
DISH DBS Corp., 6.75%, 6/1/21	14,092	15,184,130
DISH DBS Corp., 7.75%, 7/1/26	10,115	11,325,664
SFR Group S.A., 6.00%, 5/15/22(1)	23,425	24,186,312
SFR Group S.A., 6.25%, 5/15/24(1)	2,925	2,954,250
SFR Group S.A., 7.375%, 5/1/26(1)	12,495	12,869,850
Unitymedia GmbH, 6.125%, 1/15/25(1)	3,975	4,129,031
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,928,844
UPCB Finance IV, Ltd., 5.375%, 1/15/25(1)	4,740	4,834,800
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	9,450	9,662,625
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	3,265	3,444,575
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	12,495	12,583,964
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	7,835	7,972,113
VTR Finance B.V., 6.875%, 1/15/24(1)	8,330	8,767,325
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	6,220	6,293,863
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	15,615	15,536,925
Ziggo Secured Finance B.V., 5.50%, 1/15/27(1)	12,535	12,487,994

		$430,482,793

Security	Principal Amount (000’s omitted)	Value
Capital Goods — 0.5%
Anixter, Inc., 5.50%, 3/1/23	$9,930	$10,389,263
Manitowoc Foodservice, Inc., 9.50%, 2/15/24	20,975	24,226,125

		$34,615,388

Chemicals — 1.8%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 2/1/25(1)	$5,350	$5,363,375
CF Industries, Inc., 4.95%, 6/1/43	7,920	6,831,000
INEOS Group Holdings S.A., 5.625%, 8/1/24(1)	11,255	11,255,000
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	19,885	20,394,553
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	6,445	7,186,175
PQ Corp., 6.75%, 11/15/22(1)	3,150	3,417,750
Tronox Finance, LLC, 6.375%, 8/15/20	26,130	25,313,437
Tronox Finance, LLC, 7.50%, 3/15/22(1)	10,220	10,015,600
Valvoline, Inc., 5.50%, 7/15/24(1)	2,810	2,957,525
Versum Materials, Inc., 5.50%, 9/30/24(1)	9,540	9,945,450
W.R. Grace & Co., 5.125%, 10/1/21(1)	9,590	10,081,488
W.R. Grace & Co., 5.625%, 10/1/24(1)	2,500	2,643,750

		$115,405,103

Consumer Products — 1.8%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$16,810	$16,894,050
Central Garden & Pet Co., 6.125%, 11/15/23	15,080	16,211,000
HRG Group, Inc., 7.875%, 7/15/19	26,940	28,159,035
Revlon Consumer Products Corp., 5.75%, 2/15/21	4,795	4,836,956
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	4,115	4,372,188
Spectrum Brands, Inc., 5.75%, 7/15/25	15,435	16,206,750
Tempur Sealy International, Inc., 5.50%, 6/15/26	8,760	8,650,500
Tempur Sealy International, Inc., 5.625%, 10/15/23	8,905	9,016,313
Vista Outdoor, Inc., 5.875%, 10/1/23	14,965	15,657,131

		$120,003,923

Containers — 2.6%
ARD Finance S.A., 7.125%, 9/15/23(1)(4)	$8,590	$8,751,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.963%, 12/15/19(1)(5)	1,307	1,331,603
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)	13,015	13,193,956
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	3,900	4,031,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)	11,245	11,343,394
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	4,055	4,145,224
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	2,400	2,493,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)	28,090	30,196,750
Ball Corp., 4.375%, 12/15/20	10,800	11,387,250
Berry Plastics Corp., 6.00%, 10/15/22	10,130	10,775,787
BWAY Holding Co., 9.125%, 8/15/21(1)	17,950	19,386,000
Flex Acquisition Co., Inc., 6.875%, 1/15/25(1)	5,210	5,306,385
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	19,975	21,061,141
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	4,160	4,433,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)	8,925	9,159,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21	4,171	4,276,321
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)	7,115	7,594,373
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 8.25%, 2/15/21	1,320	1,358,628

		$170,224,780

Diversified Financial Services — 2.4%
Aircastle, Ltd., 5.00%, 4/1/23	$4,955	$5,042,109
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	14,975	15,499,125

Security	Principal Amount (000’s omitted)	Value
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$12,725	$12,947,688
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	3,730	3,730,373
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	7,115	7,324,893
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	7,255	7,327,550
International Lease Finance Corp., 8.25%, 12/15/20	9,945	11,758,371
International Lease Finance Corp., 8.625%, 1/15/22	8,570	10,463,542
International Lease Finance Corp., 8.75%, 3/15/17	5,350	5,394,797
Navient Corp., 4.875%, 6/17/19	1,245	1,256,678
Navient Corp., 5.50%, 1/15/19	12,170	12,475,467
Navient Corp., 7.25%, 1/25/22	1,240	1,280,300
Navient Corp., 8.00%, 3/25/20	10,785	11,607,356
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)(6)	30,525	31,326,281
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)(6)	17,915	18,430,056

		$155,864,586

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,160,050
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	11,805	12,383,445
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	1,959,887
IAC/InterActiveCorp, 4.875%, 11/30/18	10,744	10,910,532
MDC Partners, Inc., 6.50%, 5/1/24(1)	24,130	21,113,750
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,549,000
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,801,419

		$66,878,083

Energy — 14.1%
AmeriGas Finance, LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$8,938	$9,384,900
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	12,920	13,291,450
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	2,720	2,835,600
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	6,805	7,094,212
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24(1)	5,250	5,394,375
Antero Resources Corp., 5.375%, 11/1/21	16,185	16,650,319
Antero Resources Corp., 5.625%, 6/1/23	13,015	13,340,375
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	3,580	3,688,116
Bonanza Creek Energy, Inc., 6.75%, 4/15/21(7)	10,850	10,090,500
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	19,215	20,295,844
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25(1)	15,580	16,534,275
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24(1)	17,635	19,773,244
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	7,075	7,579,094
Chesapeake Energy Corp., 8.00%, 1/15/25(1)	12,875	13,293,437
Concho Resources, Inc., 5.50%, 4/1/23	27,330	28,491,525
Continental Resources, Inc., 4.50%, 4/15/23	8,720	8,654,600
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	14,435	15,110,414
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	12,150	13,228,312
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	18,895	19,178,425
Denbury Resources, Inc., 5.50%, 5/1/22	3,545	3,057,563
Denbury Resources, Inc., 9.00%, 5/15/21(1)	14,150	15,529,625
Diamondback Energy, Inc., 4.75%, 11/1/24(1)	3,690	3,703,838
Diamondback Energy, Inc., 5.375%, 5/31/25(1)	10,360	10,722,600
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	20,580	21,660,450
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	16,191	17,648,190
Energy Transfer Equity, L.P., 5.875%, 1/15/24	24,480	26,254,800
Energy Transfer Equity, L.P., 7.50%, 10/15/20	7,970	8,946,325
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	10,510	9,721,750

Security	Principal Amount (000’s omitted)	Value
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	$6,610	$7,171,850
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	13,112	14,095,400
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	15,380	16,379,700
Gulfport Energy Corp., 6.00%, 10/15/24(1)	21,885	22,404,769
Gulfport Energy Corp., 6.625%, 5/1/23	14,100	14,805,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	3,935	4,141,588
Matador Resources Co., 6.875%, 4/15/23	18,470	19,578,200
Murphy Oil Corp., 6.875%, 8/15/24	3,725	4,004,375
Newfield Exploration Co., 5.625%, 7/1/24	6,100	6,450,750
Noble Energy, Inc., 5.625%, 5/1/21	4,125	4,284,060
Noble Holding International, Ltd., 7.75%, 1/15/24	13,115	13,065,819
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,205	3,293,138
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,085	3,177,550
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,295	14,705,981
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	9,390	9,671,700
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	10,105	10,900,769
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	11,400	11,656,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	12,485	12,797,125
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	14,565	14,892,712
PDC Energy, Inc., 6.125%, 9/15/24(1)	2,630	2,761,500
Precision Drilling Corp., 6.50%, 12/15/21	1,700	1,755,250
Precision Drilling Corp., 6.625%, 11/15/20	1,163	1,190,554
Precision Drilling Corp., 7.75%, 12/15/23(1)	695	754,075
Rice Energy, Inc., 7.25%, 5/1/23	8,095	8,722,362
RSP Permian, Inc., 6.625%, 10/1/22	22,005	23,352,806
Sabine Pass Liquefaction, LLC, 5.00%, 3/15/27(1)	8,175	8,593,969
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	5,865	6,378,187
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	13,485	14,698,650
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	21,110	23,009,900
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	3,535	3,866,406
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	32,610	35,055,750
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	6,520	7,009,000
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	21,740	23,180,275
SM Energy Co., 5.625%, 6/1/25	6,495	6,397,575
SM Energy Co., 6.125%, 11/15/22	8,100	8,403,750
SM Energy Co., 6.50%, 11/15/21	11,000	11,398,750
SM Energy Co., 6.50%, 1/1/23	10,125	10,479,375
SM Energy Co., 6.75%, 9/15/26	5,260	5,496,700
Southwestern Energy Co., 4.10%, 3/15/22	5,930	5,529,725
Southwestern Energy Co., 5.80%, 1/23/20	10,850	11,256,875
Southwestern Energy Co., 7.50%, 2/1/18	1,070	1,120,825
Sunoco L.P./Sunoco Finance Corp., 6.375%, 4/1/23	6,800	7,014,200
Tervita Escrow Corp., 7.625%, 12/1/21(1)	8,400	8,736,000
Tesoro Corp., 5.375%, 10/1/22	11,035	11,476,400
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.25%, 1/15/25	4,970	5,199,862
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	3,100	3,305,375
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	7,445	7,966,150
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	6,250	6,820,312
Transocean, Inc., 9.00%, 7/15/23(1)	5,290	5,656,994
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)(7)	7,250	2,102,500
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)(6)	2,060	2,111,500
Unit Corp., 6.625%, 5/15/21	1,225	1,221,938
Weatherford International, Ltd., 9.875%, 2/15/24(1)	5,240	5,672,300

Security	Principal Amount (000’s omitted)	Value
Whiting Petroleum Corp., 5.00%, 3/15/19	$2,925	$2,992,275
Whiting Petroleum Corp., 5.75%, 3/15/21	1,725	1,750,875
WildHorse Resource Development Corp., 6.875%, 2/1/25(1)(6)	18,045	18,022,444
Williams Cos., Inc. (The), 3.70%, 1/15/23	12,106	11,960,728
Williams Cos., Inc. (The), 4.55%, 6/24/24	10,100	10,276,750
Williams Cos., Inc. (The), 5.75%, 6/24/44	9,745	9,915,537
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	12,015	12,435,645
WPX Energy, Inc., 7.50%, 8/1/20	6,372	6,945,480

		$930,626,668

Entertainment/Film — 0.2%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26(1)	$5,700	$5,828,250
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,671,200

		$11,499,450

Environmental — 0.5%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	$10,625	$10,837,500
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,967,229
Covanta Holding Corp., 5.875%, 3/1/24	4,780	4,768,050
Covanta Holding Corp., 6.375%, 10/1/22	11,430	11,830,050
GFL Environmental, Inc., 9.875%, 2/1/21(1)	3,280	3,583,400

		$34,986,229

Food & Drug Retail — 0.9%
AdvancePierre Foods Holdings, Inc., 5.50%, 12/15/24(1)	$7,870	$8,047,075
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25(1)	10,670	10,629,987
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24(1)	6,175	6,451,023
Fresh Market, Inc. (The), 9.75%, 5/1/23(1)	5,640	5,033,700
New Albertsons, Inc., 8.00%, 5/1/31	2,350	2,314,750
Rite Aid Corp., 6.125%, 4/1/23(1)	26,925	28,136,625
Safeway, Inc., 7.25%, 2/1/31	715	706,063

		$61,319,223

Food/Beverage/Tobacco — 2.1%
Dean Foods Co., 6.50%, 3/15/23(1)	$29,795	$31,210,262
Dole Food Co., Inc., 7.25%, 5/1/19(1)	1,000	1,023,100
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)	2,805	2,819,025
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	23,715	24,900,750
Performance Food Group, Inc., 5.50%, 6/1/24(1)	1,795	1,839,875
Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp., 5.875%, 1/15/24	4,510	4,791,018
Post Holdings, Inc., 5.00%, 8/15/26(1)	15,190	14,724,730
Post Holdings, Inc., 6.00%, 12/15/22(1)	4,205	4,431,019
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,815	1,928,438
Post Holdings, Inc., 7.75%, 3/15/24(1)	7,925	8,811,649
Post Holdings, Inc., 8.00%, 7/15/25(1)	3,965	4,480,450
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	19,170	20,200,388
US Foods, Inc., 5.875%, 6/15/24(1)	12,770	13,408,500
WhiteWave Foods Co. (The), 5.375%, 10/1/22	4,380	4,768,725

		$139,337,929

Gaming — 2.3%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$5,297	$2,132,223
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	3,030	3,158,775
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	10,445	11,019,475

Security	Principal Amount (000’s omitted)	Value
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	$10,365	$10,818,469
International Game Technology PLC, 6.50%, 2/15/25(1)	3,560	3,862,600
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26(1)	7,980	7,680,750
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24(1)	9,075	9,494,719
MGM Resorts International, 6.00%, 3/15/23	12,500	13,496,125
MGM Resorts International, 6.625%, 12/15/21	6,220	6,950,850
MGM Resorts International, 7.75%, 3/15/22	24,755	28,894,036
Penn National Gaming, Inc., 5.625%, 1/15/27(1)	3,630	3,643,685
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	6,795	6,998,850
Scientific Games International, Inc., 7.00%, 1/1/22(1)	3,120	3,350,100
Scientific Games International, Inc., 10.00%, 12/1/22	8,980	9,245,987
Station Casinos, LLC, 7.50%, 3/1/21	8,595	8,960,287
Studio City Co., Ltd., 7.25%, 11/30/21(1)	10,665	11,293,702
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	5,300	5,367,363
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	9,455	3,545,625

		$149,913,621

Health Care — 9.6%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$1,450	$1,479,000
Acadia Healthcare Co., Inc., 6.50%, 3/1/24	4,885	5,086,506
Alere, Inc., 6.375%, 7/1/23(1)	16,824	17,107,905
Alere, Inc., 6.50%, 6/15/20	11,900	11,934,510
Alere, Inc., 7.25%, 7/1/18	2,470	2,499,331
Capsugel S.A., 7.00%, 5/15/19(1)(4)	2,932	2,948,493
Centene Corp., 4.75%, 5/15/22	4,335	4,421,700
Centene Corp., 4.75%, 1/15/25	18,525	18,328,079
Centene Corp., 5.625%, 2/15/21	9,335	9,823,220
Centene Corp., 6.125%, 2/15/24	9,335	9,941,775
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,378	1,382,444
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	5,055	3,715,425
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	16,980	14,050,950
Concordia International Corp., 9.50%, 10/21/22(1)	10,190	4,381,700
Envision Healthcare Corp., 5.625%, 7/15/22	9,090	9,396,788
Envision Healthcare Corp., 6.25%, 12/1/24(1)	13,245	13,973,475
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,829,219
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,766,775
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	6,580	6,861,229
HCA, Inc., 4.50%, 2/15/27	2,650	2,620,188
HCA, Inc., 5.25%, 6/15/26	18,460	19,290,700
HCA, Inc., 5.875%, 2/15/26	13,250	13,813,125
HCA, Inc., 6.50%, 2/15/20	12,235	13,397,325
HCA, Inc., 7.50%, 2/15/22	10,400	11,869,000
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	20,279,875
Hologic, Inc., 5.25%, 7/15/22(1)	14,540	15,212,475
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	18,450	19,418,625
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	39,735	42,218,437
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	8,735	9,455,638
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	11,930	12,803,872
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	7,855	8,797,600

Security	Principal Amount (000’s omitted)	Value
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	$6,180	$6,118,200
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	16,465	14,674,431
MEDNAX, Inc., 5.25%, 12/1/23(1)	6,980	7,224,300
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	56,720	60,335,900
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	8,430	7,291,950
PRA Holdings, Inc., 9.50%, 10/1/23(1)	10,289	11,472,235
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	13,242	14,400,675
Team Health, Inc., 7.25%, 12/15/23(1)	13,323	15,288,142
Team Health Holdings, Inc., 6.375%, 2/1/25(1)(6)	15,420	15,111,600
Teleflex, Inc., 4.875%, 6/1/26	3,585	3,576,038
Teleflex, Inc., 5.25%, 6/15/24	4,200	4,347,000
Tenet Healthcare Corp., 6.00%, 10/1/20	7,755	8,200,913
Tenet Healthcare Corp., 6.75%, 6/15/23	8,140	7,712,650
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	5,135	5,520,125
Tenet Healthcare Corp., 8.125%, 4/1/22	27,335	27,745,025
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	5,520	4,388,400
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	17,775	13,620,094
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	7,540	5,673,850
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	18,810	16,623,337
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	1,070	1,060,638
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	6,962,550
Vizient, Inc., 10.375%, 3/1/24(1)	10,690	12,186,600
WellCare Health Plans, Inc., 5.75%, 11/15/20	22,140	22,845,712

		$631,485,749

Homebuilders/Real Estate — 0.9%
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	$12,660	$13,783,575
Mattamy Group Corp., 6.875%, 12/15/23(1)	16,225	16,792,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	9,190	9,396,775
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	12,555	13,057,200
William Lyon Homes, Inc., 5.875%, 1/31/25(1)	3,845	3,830,581

		$56,861,006

Hotels — 0.7%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$15,150	$15,240,900
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(1)	10,600	10,454,250
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	16,325	16,813,326
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	6,190	6,282,850

		$48,791,326

Insurance — 1.0%
Alliant Holdings Intermediate, LLC, 8.25%, 8/1/23(1)	$21,475	$22,736,656
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(4)	11,950	12,069,500
Hub International, Ltd., 7.875%, 10/1/21(1)	11,815	12,405,750
USI, Inc., 7.75%, 1/15/21(1)	16,115	16,467,516

		$63,679,422

Leisure — 0.7%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$11,585	$11,903,588
NCL Corp., Ltd., 4.75%, 12/15/21(1)	10,135	10,236,350
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	4,390	4,664,375

Security	Principal Amount (000’s omitted)	Value
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	$8,680	$8,376,200
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	10,590	11,172,450

		$46,352,963

Metals/Mining — 2.5%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)	$5,255	$5,714,813
Eldorado Gold Corp., 6.125%, 12/15/20(1)	25,725	26,432,437
Freeport-McMoRan, Inc., 3.10%, 3/15/20	2,875	2,867,813
Freeport-McMoRan, Inc., 3.875%, 3/15/23	2,980	2,763,950
Freeport-McMoRan, Inc., 4.55%, 11/14/24	11,825	11,145,062
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)	7,640	8,117,500
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)	13,720	14,749,000
Imperial Metals Corp., 7.00%, 3/15/19(1)	4,715	4,502,825
Lundin Mining Corp., 7.875%, 11/1/22(1)	3,665	4,013,175
New Gold, Inc., 6.25%, 11/15/22(1)	18,065	18,245,650
Novelis Corp., 5.875%, 9/30/26(1)	11,570	11,815,862
Novelis Corp., 6.25%, 8/15/24(1)	7,970	8,438,238
SunCoke Energy, Inc., 7.625%, 8/1/19	326	325,144
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	16,730	16,771,825
Teck Resources, Ltd., 3.00%, 3/1/19	1,216	1,228,160
Teck Resources, Ltd., 5.20%, 3/1/42	2,365	2,211,275
Teck Resources, Ltd., 5.40%, 2/1/43	5,275	4,984,875
Teck Resources, Ltd., 6.00%, 8/15/40	2,655	2,674,913
Teck Resources, Ltd., 8.00%, 6/1/21(1)	8,480	9,370,400
Teck Resources, Ltd., 8.50%, 6/1/24(1)	8,670	10,111,387

		$166,484,304

Paper — 0.0%(8)
Domtar Corp., 10.75%, 6/1/17	$1,855	$1,906,747

		$1,906,747

Publishing/Printing — 0.3%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	$15,065	$14,010,450
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(4)	6,595	6,298,225

		$20,308,675

Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	$16,180	$17,029,450

		$17,029,450

Restaurants — 1.4%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$17,095	$17,586,481
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	26,595	27,759,063
Landry’s, Inc., 6.75%, 10/15/24(1)	9,715	10,030,737
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	21,695	22,372,969
Yum! Brands, Inc., 3.75%, 11/1/21	8,320	8,476,000
Yum! Brands, Inc., 3.875%, 11/1/20	3,280	3,382,500
Yum! Brands, Inc., 3.875%, 11/1/23	1,170	1,145,138
Yum! Brands, Inc., 5.30%, 9/15/19	2,623	2,793,495

		$93,546,383

Security	Principal Amount (000’s omitted)	Value
Services — 4.3%
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	$13,065	$12,967,012
Carlson Travel, Inc., 6.75%, 12/15/23(1)	9,120	9,496,200
Carlson Travel, Inc., 9.50%, 12/15/24(1)	7,510	7,941,825
CEB, Inc., 5.625%, 6/15/23(1)	8,135	8,643,438
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	11,500	12,168,437
Cloud Crane, LLC, 10.125%, 8/1/24(1)	9,635	10,622,588
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	13,300	14,264,250
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,877,094
Hertz Corp. (The), 5.50%, 10/15/24(1)	7,255	6,130,475
Hertz Corp. (The), 6.25%, 10/15/22	3,020	2,755,750
IHS Markit, Ltd., 5.00%, 11/1/22(1)	9,300	9,683,625
Laureate Education, Inc., 9.25%, 9/1/19(1)	55,400	58,100,750
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	17,425	18,927,906
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	26,505	28,164,876
Ritchie Bros Auctioneers, Inc., 5.375%, 1/15/25(1)	5,305	5,417,731
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	10,955	11,146,713
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	4,325	4,420,963
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	20,527,650
TMS International Corp., 7.625%, 10/15/21(1)	12,245	12,275,612
United Rentals North America, Inc., 5.50%, 5/15/27	5,270	5,322,700
United Rentals North America, Inc., 6.125%, 6/15/23	1,615	1,711,900
United Rentals North America, Inc., 7.625%, 4/15/22	5,747	6,030,758
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(4)	5,680	4,822,412

		$280,420,665

Steel — 0.3%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$3,490	$3,455,100
ArcelorMittal, 7.25%, 2/25/22	3,775	4,275,188
United States Steel Corp., 8.375%, 7/1/21(1)	8,985	9,995,812
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	1,060	1,200,450

		$18,926,550

Super Retail — 3.0%
Dollar Tree, Inc., 5.25%, 3/1/20	$9,275	$9,541,656
Dollar Tree, Inc., 5.75%, 3/1/23	21,435	22,753,252
Hot Topic, Inc., 9.25%, 6/15/21(1)	31,870	33,622,850
L Brands, Inc., 6.625%, 4/1/21	21,680	23,902,200
L Brands, Inc., 6.875%, 11/1/35	12,970	12,710,600
L Brands, Inc., 8.50%, 6/15/19	12,810	14,487,341
Michaels Stores, Inc., 5.875%, 12/15/20(1)	6,650	6,841,188
Murphy Oil USA, Inc., 6.00%, 8/15/23	6,605	6,951,763
Party City Holdings, Inc., 6.125%, 8/15/23(1)	19,455	19,990,012
PetSmart, Inc., 7.125%, 3/15/23(1)	11,575	11,401,375
PVH Corp., 7.75%, 11/15/23	13,090	15,315,300
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	14,585	15,314,250
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	4,245	4,412,678

		$197,244,465

Security	Principal Amount (000’s omitted)	Value
Technology — 7.8%
Avaya, Inc., 9.00%, 4/1/19(1)(7)	$11,110	$8,999,100
Camelot Finance S.A., 7.875%, 10/15/24(1)	5,250	5,565,000
CommScope, Inc., 4.375%, 6/15/20(1)	4,315	4,444,450
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	14,235	15,240,347
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	2,895	3,024,627
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23(1)	8,730	9,388,015
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	13,500	14,244,701
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/26(1)	23,105	24,988,473
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 6/15/24(1)	17,365	19,022,541
First Data Corp., 5.00%, 1/15/24(1)	12,420	12,590,775
First Data Corp., 5.375%, 8/15/23(1)	15,405	15,905,663
First Data Corp., 5.75%, 1/15/24(1)	3,860	3,990,275
First Data Corp., 6.75%, 11/1/20(1)	2,692	2,782,855
First Data Corp., 7.00%, 12/1/23(1)	47,970	50,968,125
Infor (US), Inc., 5.75%, 8/15/20(1)	5,090	5,312,688
Infor (US), Inc., 6.50%, 5/15/22	14,365	14,813,906
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(4)	13,285	13,716,763
Informatica, LLC, 7.125%, 7/15/23(1)	3,115	3,021,550
Match Group, Inc., 6.375%, 6/1/24	6,945	7,474,556
Micron Technology, Inc., 5.25%, 8/1/23(1)	7,195	7,248,963
Micron Technology, Inc., 5.50%, 2/1/25	560	565,600
Micron Technology, Inc., 5.625%, 1/15/26(1)	6,230	6,270,495
Micron Technology, Inc., 7.50%, 9/15/23(1)	20,455	22,756,187
Microsemi Corp., 9.125%, 4/15/23(1)	14,470	16,857,550
MSCI, Inc., 5.75%, 8/15/25(1)	5,390	5,737,008
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,151	2,206,119
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	11,340	11,735,766
NXP B.V./NXP Funding, LLC, 4.625%, 6/1/23(1)	8,295	8,792,700
Rackspace Hosting, Inc., 8.625%, 11/15/24(1)	7,895	8,210,800
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	21,405	22,849,837
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	16,935	18,247,463
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	15,945	18,177,300
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	12,970	13,553,650
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	22,710	21,744,825
Western Digital Corp., 7.375%, 4/1/23(1)	29,115	32,135,681
Western Digital Corp., 10.50%, 4/1/24(1)	27,405	32,372,156
Zebra Technologies Corp., 7.25%, 10/15/22	30,495	33,010,837

		$517,967,347

Telecommunications — 7.0%
CenturyLink, Inc., 6.75%, 12/1/23	$8,545	$8,822,712
CenturyLink, Inc., 7.50%, 4/1/24	13,465	14,289,731
Cincinnati Bell, Inc., 7.00%, 7/15/24(1)	5,240	5,547,850
Communications Sales & Leasing, Inc./CSL Capital, LLC, 8.25%, 10/15/23	2,480	2,703,200
Digicel, Ltd., 6.00%, 4/15/21(1)	14,650	13,731,445
Digicel, Ltd., 6.75%, 3/1/23(1)	11,900	11,171,125
Equinix, Inc., 5.875%, 1/15/26	16,660	17,719,576
Frontier Communications Corp., 6.25%, 9/15/21	7,920	7,444,800
Frontier Communications Corp., 6.875%, 1/15/25	9,340	7,868,950

Security	Principal Amount (000’s omitted)	Value
Frontier Communications Corp., 7.625%, 4/15/24	$2,695	$2,391,813
Frontier Communications Corp., 10.50%, 9/15/22	14,035	14,727,978
Frontier Communications Corp., 11.00%, 9/15/25	12,520	12,707,800
Hughes Satellite Systems Corp., 5.25%, 8/1/26(1)	8,055	8,075,137
Hughes Satellite Systems Corp., 6.50%, 6/15/19	11,723	12,646,186
Hughes Satellite Systems Corp., 6.625%, 8/1/26(1)	3,895	4,041,063
Intelsat Connect Finance S.A., 12.50%, 4/1/22(1)	4,857	3,096,338
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	2,890	2,037,450
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	19,455	15,369,450
Intelsat Jackson Holdings S.A., 7.50%, 4/1/21	900	702,000
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	8,090	8,413,600
Intelsat Luxembourg S.A., 7.75%, 6/1/21	3,594	1,266,885
Level 3 Financing, Inc., 5.25%, 3/15/26(1)	8,495	8,484,381
Level 3 Financing, Inc., 5.375%, 1/15/24	6,180	6,274,678
Sprint Capital Corp., 6.875%, 11/15/28	3,710	3,830,575
Sprint Communications, Inc., 6.00%, 11/15/22	1,245	1,269,900
Sprint Communications, Inc., 7.00%, 8/15/20	19,670	21,096,075
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	30,856,212
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	5,183,218
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,395,000
Sprint Corp., 7.125%, 6/15/24	7,445	7,873,087
Sprint Corp., 7.25%, 9/15/21	23,335	25,026,787
Sprint Corp., 7.625%, 2/15/25	18,240	19,630,800
Sprint Corp., 7.875%, 9/15/23	38,775	42,481,890
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,172,726
T-Mobile USA, Inc., 6.375%, 3/1/25	4,120	4,465,050
T-Mobile USA, Inc., 6.464%, 4/28/19	9,910	10,075,992
T-Mobile USA, Inc., 6.50%, 1/15/26	32,780	36,148,145
T-Mobile USA, Inc., 6.625%, 4/1/23	11,280	12,015,456
T-Mobile USA, Inc., 6.633%, 4/28/21	7,860	8,213,700
T-Mobile USA, Inc., 6.731%, 4/28/22	2,795	2,913,788
Wind Acquisition Finance S.A., 4.75%, 7/15/20(1)	19,610	20,051,225
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	8,780	9,208,025
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	6,060	6,419,813

		$463,861,612

Transportation Ex Air/Rail — 0.5%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,209,800
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	6,210,000
XPO Logistics, Inc., 6.125%, 9/1/23(1)	5,325	5,538,000
XPO Logistics, Inc., 6.50%, 6/15/22(1)	19,315	20,232,463

		$34,190,263

Utilities — 1.7%
AES Corp. (The), 5.50%, 3/15/24	$4,035	$4,105,613
AES Corp. (The), 6.00%, 5/15/26	14,945	15,542,800
Calpine Corp., 5.375%, 1/15/23	15,865	15,706,350
Dynegy, Inc., 6.75%, 11/1/19	10,685	11,018,906
Dynegy, Inc., 7.375%, 11/1/22	7,395	7,339,537
Dynegy, Inc., 7.625%, 11/1/24	7,035	6,736,013

Security	Principal Amount (000’s omitted)	Value
NRG Energy, Inc., 7.25%, 5/15/26(1)	$14,370	$15,106,462
NRG Energy, Inc., 7.875%, 5/15/21	1,673	1,744,103
NRG Yield Operating, LLC, 5.00%, 9/15/26(1)	12,835	12,578,300
NRG Yield Operating, LLC, 5.375%, 8/15/24	8,490	8,702,250
Pattern Energy Group, Inc., 5.875%, 2/1/24(1)	7,680	7,843,200
TerraForm Power Operating, LLC, 6.375%, 2/1/23(1)	1,470	1,517,775
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	4,530	4,733,850

		$112,675,159

Total Corporate Bonds & Notes (identified cost $5,371,957,107)		$5,552,635,126

Senior Floating-Rate Loans — 7.4%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Capital Goods — 0.2%
Cortes NP Acquisition Corporation, Term Loan, 6.029%, Maturing 11/30/23	$9,150	$9,277,185
Silver II US Holdings, LLC, Term Loan, 4.00%, Maturing 12/13/19	1,465	1,391,201

		$10,668,386

Chemicals — 0.0%(8)
Atotech B.V., Term Loan, Maturing 1/31/24(10)	$3,130	$3,151,519

		$3,151,519

Consumer Products — 0.1%
Nature’s Bounty Co. (The), Term Loan, 5.00%, Maturing 5/5/23	$7,443	$7,504,619

		$7,504,619

Containers — 0.2%
BWAY Holding Company, Term Loan, 4.75%, Maturing 8/14/23	$14,717	$14,856,402

		$14,856,402

Diversified Financial Services — 0.2%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan, Maturing 1/13/22(10)	$11,975	$12,142,147

		$12,142,147

Energy — 0.4%
Chesapeake Energy Corporation, Term Loan, 8.50%, Maturing 8/23/21	$23,545	$25,803,860

		$25,803,860

Food & Drug Retail — 0.4%
Albertsons, LLC, Term Loan, 3.778%, Maturing 8/22/21	$17,954	$18,070,802
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	6,500	6,535,548

		$24,606,350

Gaming — 0.4%
GLP Financing, LLC, Term Loan, 2.523%, Maturing 4/29/21	$13,850	$13,659,562
Lago Resort & Casino, LLC, Term Loan, 10.50%, Maturing 3/7/22	16,220	16,301,100

		$29,960,662

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 1.0%
inVentiv Health, Inc., Term Loan, 4.75%, Maturing 11/9/23	$12,205	$12,310,708
MPH Acquisition Holdings, LLC, Term Loan, 5.00%, Maturing 6/7/23	15,539	15,775,303
Press Ganey Holdings, Inc., Term Loan, 4.25%, Maturing 10/21/23	12,205	12,258,397
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 10/21/24	12,770	13,041,362
Team Health, Inc., Term Loan, Maturing 1/17/24(10)	6,540	6,540,000
Vizient, Inc., Term Loan, 5.00%, Maturing 2/13/23	3,506	3,555,886

		$63,481,656

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$5,253	$5,302,705

		$5,302,705

Metals/Mining — 0.2%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19	$11,498	$11,579,018

		$11,579,018

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.00%, Maturing 5/4/22	$7,217	$6,943,292

		$6,943,292

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$19,715	$19,357,665
AlixPartners, LLP, Term Loan, 4.00%, Maturing 7/28/22	18,011	18,189,169
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	12,846	12,939,059
Laureate Education, Inc., Term Loan, 8.509%, Maturing 3/17/21	3,106	3,143,071

		$53,628,964

Super Retail — 0.7%
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	$19,839	$19,831,561
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	10,000	9,766,670
PetSmart, Inc., Term Loan, 4.00%, Maturing 3/11/22	12,322	12,230,952
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	18,502	6,383,135

		$48,212,318

Technology — 0.8%
Dell, Inc., Term Loan, 4.03%, Maturing 9/7/23	$16,678	$16,840,646
EIG Investors Corp., Term Loan, 6.00%, Maturing 2/9/23	22,313	22,278,278
EIG Investors Corp., Term Loan, 6.48%, Maturing 11/9/19	8,108	8,128,308
Riverbed Technology, Inc., Term Loan, 4.25%, Maturing 4/24/22	3,035	3,064,640
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	1,050	770,875

		$51,082,747

Telecommunications — 1.1%
Asurion, LLC, Term Loan, Maturing 8/4/22(10)	$4,900	$4,955,737
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	45,550	46,147,844
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, Maturing 6/30/19	8,210	8,095,643
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), Maturing 8/31/21	15,610	16,286,428

		$75,485,652

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,166,276
CEVA Intercompany B.V., Term Loan, 6.539%, Maturing 3/19/21	1,888	1,668,654
CEVA Logistics Canada, ULC, Term Loan, 6.539%, Maturing 3/19/21	326	287,699
CEVA Logistics US Holdings, Inc., Term Loan, 6.539%, Maturing 3/19/21	2,604	2,301,592
XPO Logistics, Inc., Term Loan, 4.25%, Maturing 11/1/21	19,006	19,184,467

		$25,608,688

Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/30/17	$17,456	$17,584,799

		$17,584,799

Total Senior Floating-Rate Loans (identified cost $489,964,616)		$487,603,784

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.4%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$14,680	$14,377,225
NRG Yield, Inc., 3.50%, 2/1/19(1)	10,630	10,749,587

Total Convertible Bonds (identified cost $23,516,761)		$25,126,812

Commercial Mortgage-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	$8,101	$8,121,718

Total Commercial Mortgage-Backed Securities (identified cost $7,890,243)		$8,121,718

Common Stocks — 0.2%

Security	Shares	Value
Consumer Products — 0.0%(8)
HF Holdings, Inc.(11)(12)(13)	3,400	$52,156

		$52,156

Energy — 0.2%
Ascent CNR Corp., Class A(11)(12)(13)	32,029,863	$0
Seven Generations Energy, Ltd., Class A(13)	251,036	5,017,826
Seventy Seven Energy, Inc.(13)	140,857	6,697,751

		$11,715,577

Security	Shares	Value
Gaming — 0.0%(8)
New Cotai Participation Corp., Class B(11)(12)(13)	36	$251,460

		$251,460

Total Common Stocks (identified cost $12,680,942)		$12,019,193

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Health Care — 0.4%
Alere, Inc., 3.00%	95,349	$29,963,423

		$29,963,423

Total Convertible Preferred Stocks (identified cost $23,902,994)		$29,963,423

Exchange-Traded Funds — 1.2%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	876,000	$76,509,840

		$76,509,840

Total Exchange-Traded Funds (identified cost $75,817,560)		$76,509,840

Miscellaneous — 0.4%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(12)(13)	11,599,560	$0

		$0

Energy — 0.0%
SemGroup Corp., Escrow Certificate(12)(13)	10,225,000	$0

		$0

Gaming — 0.4%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(13)	$2,349,221	$1,175
PGP Investors, LLC, Membership Interests(11)(12)(13)	38,571	25,611,429

		$25,612,604

Total Miscellaneous (identified cost $13,303,125)		$25,612,604

Warrants — 0.0%(8)

Security	Shares	Value
Energy — 0.0%(8)
Seventy Seven Energy, Inc., Expires 8/1/21(13)	75,835	$1,744,205

		$1,744,205

Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(12)(13)	5,575	$0

		$0

Total Warrants (identified cost $5,471,158)		$1,744,205

Short-Term Investments — 5.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(14)	330,868,682	$330,901,769

Total Short-Term Investments (identified cost $330,916,639)		$330,901,769

Total Investments — 99.2% (identified cost $6,355,421,145)		$6,550,238,474

Other Assets, Less Liabilities — 0.8%		$51,522,755

Net Assets — 100.0%		$6,601,761,229

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2017, the aggregate value of these securities is $3,288,387,267 or 49.8% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(6)	When-issued security/delayed delivery security.

(7)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Amount is less than 0.05%.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after January 31, 2017, at which time the interest rate will be determined.

(11)	Restricted security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $580,132.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,104,808	CAD	6,675,047	State Street Bank and Trust Company	4/28/17	$—	$(29,556)

						$—	$(29,556)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America, N.A.	Ford Motor Co.	Baa2/BBB	$5,000	5.00	%(1)	3/20/17	$61,785	$(3,977)	$57,808

Total			$5,000				$61,785	$(3,977)	$57,808

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $5,000,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

Restricted Securities

At January 31, 2017, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$0	$0
HF Holdings, Inc.	10/27/09	3,400	182,613	52,156
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	251,460

Total Common Stocks			$1,294,113	$303,616

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	38,571	$13,303,125	$25,611,429

Total Miscellaneous			$13,303,125	$25,611,429

Total Restricted Securities			$14,597,238	$25,915,045

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$61,785	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(29,556)

Total		$61,785	$(29,556)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,367,596,340

Gross unrealized appreciation	$273,651,761
Gross unrealized depreciation	(91,009,627)

Net unrealized appreciation	$182,642,134

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$5,552,635,126	$—	$5,552,635,126
Senior Floating-Rate Loans	—	487,603,784	—	487,603,784
Convertible Bonds	—	25,126,812	—	25,126,812
Commercial Mortgage-Backed Securities	—	8,121,718	—	8,121,718
Common Stocks	11,715,577	—	303,616	12,019,193
Convertible Preferred Stocks	—	29,963,423	—	29,963,423
Exchange-Traded Funds	76,509,840	—	—	76,509,840
Miscellaneous	—	1,175	25,611,429	25,612,604
Warrants	—	1,744,205	0	1,744,205
Short-Term Investments	—	330,901,769	—	330,901,769
Total Investments	$88,225,417	$6,436,098,012	$25,915,045	$6,550,238,474
Swap Contracts	$—	$61,785	$—	$61,785
Total	$88,225,417	$6,436,159,797	$25,915,045	$6,550,300,259

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(29,556)	$—	$(29,556)
Total	$—	$(29,556)	$—	$(29,556)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2017 is not presented. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017